Revenues - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers	$ 475	$ 329
Contract liabilities (Note 6)	16	15
Long-term contract liabilities (Note 18)	24	19
Revenue recognized	$ 13	$ 17